INVESTMENTS IN AFFILIATES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 22, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture			$ 25,000	$ 8,817	$ 0
Maximum contractual obligation		$ 650,092	650,092
Investment in affiliates		$ 61,778	$ 61,778	8,420
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%
Payments to acquire joint venture		$ 8,800
Maximum contractual obligation		11,900	$ 11,900
Investment in affiliates		4,083	4,083	8,420
Nikola Iveco Europe B.V. | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Maximum exposure		$ 16,000	$ 16,000
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		20.00%	20.00%
Payments to acquire equity method investments	$ 25,000
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)	1,682,367
Sale of stock, price per share (in dollars per share)	$ 14.86
Equity interest issued and issuable (in shares)	$ 32,400
Investment in affiliates	57,376	$ 57,695	$ 57,695	$ 0
Fair value of Put Right	13,200
Fair value of embedded Put Right	3,237
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 55,500
Iveco | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%